                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7444
                                  ---------------------------------------------

                American Strategic Income Portfolio Inc. III
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

       800 Nicollet Mall     Minneapolis, MN                    55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

      Joseph M. Ulrey III     800 Nicollet Mall     Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   800-677-3863
                                                   ----------------------------

Date of fiscal year end:   May 31, 2003
                        --------------------------
Date of reporting period:  November 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN (TM) LOGO]



AMERICAN STRATEGIC INCOME PORTFOLIO INC. III


CSP


NOVEMBER 30, 2003
SEMIANNUAL REPORT

[FIRST AMERICAN (TM) LOGO]

AMERICAN STRATEGIC INCOME PORTFOLIO INC. III

    TABLE OF CONTENTS

 1  Financial Statements

 5  Notes to Financial Statements

18  Schedule of Investments

28  Shareholder Update

As you are probably aware, the board of directors for American Strategic Income Portfolio Inc. III (the "Fund"), as well as American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, and American Select Portfolio Inc. (collectively, the "Existing Funds"), has approved a proposal to reorganize these four funds into the First American Strategic Real Estate Portfolio, Inc., a specialty finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Existing Funds who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares of First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions, and strategies substantially similar to those of the Existing Funds. This transaction is subject to review by the Securities and Exchange Commission, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2003

ASSETS:
Investments in unaffiliated securities, at value* (note 2)                         $   343,589,194
Investments in affiliated money market fund, at value** (note 3)                         2,418,775
Cash in bank on demand deposit                                                             325,689
Accrued interest receivable                                                              1,176,205
Other assets                                                                               378,806
                                                                                   ---------------
   Total assets                                                                        347,888,669
                                                                                   ---------------

LIABILITIES:
Reverse repurchase agreements payable (note 2)                                          79,293,496
Payable for investment management fees                                                     133,848
Payable for administrative fees                                                             54,924
Payable for interest expense                                                               102,880
Payable for reorganization expenses (notes 3 and 6)                                        117,800
Payable for other expenses                                                                  84,657
                                                                                   ---------------
   Total liabilities                                                                    79,787,605
                                                                                   ---------------
   Net assets applicable to outstanding capital stock                              $   268,101,064
                                                                                   ===============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital                                       $   298,322,958
Undistributed net investment income                                                      3,389,248
Accumulated net realized loss on investments                                           (38,616,810)
Unrealized appreciation of investments                                                   5,005,668
                                                                                   ---------------

   Total-representing net assets applicable to capital stock                       $   268,101,064
                                                                                   ===============

*Investments in unaffiliated securities, at cost                                   $   338,583,526
                                                                                   ===============
**Investments in affiliated money market fund, at cost                             $     2,418,775
                                                                                   ===============

NET ASSET VALUE AND MARKET PRICE OF CAPITAL STOCK:
Net assets outstanding                                                             $   268,101,064
Shares outstanding (authorized 1 billion shares of $0.01 par value)                     21,343,292
Net asset value per share                                                          $         12.56
Market price per share                                                             $         13.15

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Six Months Ended November 30, 2003

INVESTMENT INCOME:
Interest (net of interest expense of $682,732)                                     $    13,385,563
Dividends                                                                                   15,883
Interest from affiliated money market fund                                                  25,363
                                                                                   ---------------
   Total investment income                                                              13,426,809
                                                                                   ---------------

EXPENSES (NOTE 3):
Investment management fees                                                                 853,521
Administrative fees                                                                        334,081
Custodian fees                                                                              26,727
Transfer agent fees                                                                         11,262
Exchange listing and registration fees                                                      17,114
Reports to shareholders                                                                     39,417
Mortgage servicing fees                                                                    118,323
Directors' fees                                                                             24,278
Audit and legal fees                                                                        72,055
Financial advisory and accounting fees                                                      35,507
Other expenses                                                                              56,075
                                                                                   ---------------
   Total expenses                                                                        1,588,360
                                                                                   ---------------

   Net investment income                                                                11,838,449
                                                                                   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE 4):
Net realized gain on investments in securities                                             801,481
Net change in unrealized appreciation or depreciation of investments                      (567,117)
                                                                                   ---------------

   Net gain on investments                                                                 234,364
                                                                                   ---------------

     Net increase in net assets resulting from operations                          $    12,072,813
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS  For the Six Months Ended November 30, 2003

CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income                                                                  $    13,426,809
Expenses                                                                                (1,588,360)
                                                                                   ---------------
   Net investment income                                                                11,838,449
                                                                                   ---------------

Adjustments to reconcile net investment income to net cash provided by operating activities:
   Change in accrued interest receivable                                                   328,945
   Net amortization of bond discount and premium                                            14,589
   Change in accrued fees and expenses                                                       8,092
   Change in other assets                                                                 (144,114)
                                                                                   ---------------
     Total adjustments                                                                     207,512
                                                                                   ---------------

     Net cash provided by operating activities                                          12,045,961
                                                                                   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments                                                      80,111,856
Purchases of investments                                                              (101,877,500)
Net purchases of short-term securities                                                    (552,214)
                                                                                   ---------------

     Net cash used by investing activities                                             (22,317,858)
                                                                                   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from reverse repurchase agreements                                         16,787,856
Distributions paid to shareholders                                                     (11,205,231)
                                                                                   ---------------

     Net cash provided by financing activities                                           5,582,625
                                                                                   ---------------

Net decrease in cash                                                                    (4,689,272)
Cash at beginning of period                                                              5,014,961
                                                                                   ---------------

     Cash at end of period                                                         $       325,689
                                                                                   ===============

Supplemental disclosure of cash flow information:
   Cash paid for interest                                                          $       656,198
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                          11/30/03          YEAR ENDED
                                                                         (UNAUDITED)          5/31/03
                                                                      ----------------    ---------------
OPERATIONS:
Net investment income                                                  $    11,838,449    $    22,887,497
Net realized gain on investments                                               801,481            356,292
Net change in unrealized appreciation or depreciation of investments          (567,117)        (1,541,973)
                                                                       ---------------    ---------------

   Net increase in net assets resulting from operations                     12,072,813         21,701,816
                                                                       ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income                                                 (11,205,231)       (22,410,463)
                                                                       ---------------    ---------------

   Total increase (decrease) in net assets                                     867,582           (708,647)

Net assets at beginning of period                                          267,233,482        267,942,129
                                                                       ---------------    ---------------

Net assets at end of period                                            $   268,101,064    $   267,233,482
                                                                       ===============    ===============

Undistributed net investment income                                    $     3,389,248    $     2,756,030
                                                                       ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION    American Strategic Income Portfolio Inc. III (the "Fund") is
                    registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The Fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in U.S. government securities and corporate debt securities. In addition, the Fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol CSP.

(2) SUMMARY OF      SECURITY VALUATIONS
    SIGNIFICANT     Security valuations for the Fund's investments are furnished
    ACCOUNTING      by one or more independent pricing services that have been
    POLICIES        approved by the Fund's board of directors. Investments in
                    equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security.
                    If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques.
                    These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.
                    Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York
                    Stock Exchange, the securities will be valued at fair value.
                    As of November 30, 2003, the Fund held fair valued securities with a value of $319,312,957 or 119.1% of net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

                    The Fund's investments in whole loans (single family, multifamily, and commercial) and participation mortgages are generally not traded in any organized market and therefore market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the Fund's board of directors. Pursuant to these procedures, whole loan and participation mortgage investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. ("USBAM") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans or participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the investments. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

                    Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans and participation mortgages are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans and participation mortgages can only be determined in a negotiation between the Fund and third parties.

                    SECURITY TRANSACTIONS AND INVESTMENT INCOME
                    Security transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis.

                    WHOLE LOANS AND PARTICIPATION MORTGAGES
                    Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the Fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

                    The Fund does not record past due interest as income until received. The Fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest and all of the foreclosure expenses. In this case, the Fund may suffer a loss. At November 30, 2003, no single family, multifamily, or commercial loans were delinquent.

                    Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The Fund may receive rental or other income as a result of holding real estate. In addition, the Fund may incur expenses associated with maintaining any real estate owned. As of and for the six months ended November 30, 2003, the Fund owned no real estate.

                    REVERSE REPURCHASE AGREEMENTS
                    Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the Fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended November 30, 2003, the weighted average borrowings outstanding were $70,441,482 and the weighted average interest rate was 1.66%.

                    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                    Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2003, the Fund had no outstanding when-issued or forward-commitment securities.

                    FEDERAL TAXES
                    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                    Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                    The tax character of distributions paid during the six months ended November 30, 2003 (estimated) and the fiscal year ended May 31, 2003 was as follows:

                                                     11/30/03         5/31/03
                                                  -------------   -------------
                    Distributions paid from:
                    Ordinary income               $  11,205,231   $  22,410,463
                                                  =============   =============

                    At May 31, 2003, the Fund's most recently completed fiscal year end, the components of accumulated deficit on a tax basis were as follows:

                    Undistributed ordinary income                 $   2,756,030
                    Accumulated realized losses on investments      (35,362,038)
                    Unrealized appreciation of investments            1,516,532
                                                                  -------------
                    Accumulated deficit                           $ (31,089,476)
                                                                  =============

                    The difference between book basis and tax basis unrealized appreciation and accumulated realized losses at May 31, 2003 is attributable to a one-time tax election whereby the Fund marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

                    DISTRIBUTIONS TO SHAREHOLDERS
                    Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Fund's dividend reinvestment plan, reinvested in additional shares of the Fund's capital stock. Under the plan, Fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the Fund will issue new shares at a discount of up to 5% from the current market price.

                    REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                    For repurchase agreements entered into with certain broker-dealers, the Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default. In addition to repurchase agreements, the Fund may invest in money market funds advised by USBAM.

                    USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS
                    The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES        INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                    Pursuant to an investment advisory agreement (the
                    "Agreement"), USBAM, a subsidiary of U.S. Bank National
                    Association ("U.S. Bank") manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee in an amount equal to an annualized rate of 0.20% of the Fund's average weekly net assets and 4.50% of the daily gross income accrued by the Fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the Fund). The monthly investment management fee shall not exceed in the aggregate 1/12 of 0.725% of the Fund's average weekly net assets during the month
                    (approximately 0.725% on an annual basis). For the six months ended November 30, 2003, the annualized investment management fee incurred by the Fund was 0.64%. For its fee, USBAM provides investment advice, and in general, conducts the management and investment activities of the Fund.

                    Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, is also co-administrator but currently has no functional responsibilities related to the Fund) and provides administrative services, including legal and shareholder services, to the Fund. Under this agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.25% of the Fund's average weekly net assets. For its fee, USBAM provides numerous services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

                    The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those of investments by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses the Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                    CUSTODIAN FEES
                    U.S. Bank serves as the Fund's custodian pursuant to a custodian agreement with the Fund. The fee for the Fund is equal to an annual rate of 0.02% of average weekly net assets. These fees are computed weekly and paid monthly.

                    MORTGAGE SERVICING FEES
                    The Fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

                    PROPOSED REORGANIZATION EXPENSES
                    As discussed in Note 6, the Fund has taken certain steps to reorganize along with certain other similar entities managed by USBAM. As set forth below, certain costs and expenses incurred in connection with the proposed reorganization of the Fund (including, but not limited to, the preparation of all necessary registration statements, proxy materials and other documents, preparation for and attendance at board and committee, shareholder, planning, organizational, and other meetings, and costs and expenses of accountants, attorneys, financial advisors, and other experts engaged in connection with the reorganization) shall be borne by the Fund, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, and American Select Portfolio Inc. (collectively, the "Existing Funds"). The Existing Funds as a group will bear the first $3,400,000 of such expenses and will, subject to certain exceptions, equally share all transaction expenses in excess of $3,400,000 with USBAM. Such costs and expenses will be allocated among the Existing Funds based on their relative net asset values whether or not an Existing Fund participates in the reorganization. Additionally, costs and expenses incurred in connection with the legal representation of USBAM's interests with respect to the reorganization and related matters will be borne by USBAM. The current estimated costs and expenses related to the reorganization are $4,500,000.

                    Based on the net asset values of the Existing Funds as of November 30, 2003, the Fund would bear approximately 40% of the total expenses of the reorganization allocated to the Existing Funds. During the six months ended November 30, 2003, the Fund incurred $117,800 in reorganization expenses.

                    OTHER FEES AND EXPENSES
                    In addition to the investment management, administrative, and mortgage servicing fees, the Fund is responsible for paying most other operating expenses, including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest, expenses related to real estate owned, taxes, and other miscellaneous expenses.

                    During the six months ended November 30, 2003, fees for custody services were paid to U.S. Bank.

(4) INVESTMENT      Cost of purchases and proceeds from sales of securities and
    SECURITY        real estate, other than temporary investments in short-term
    TRANSACTIONS    securities, for the six months ended November 30, 2003,
                    aggregated $101,862,911 and $80,111,856, respectively.
                    Included in proceeds from sales are $773,915 from prepayment penalties.

(5) CAPITAL LOSS    For federal income tax purposes, the Fund had capital loss
    CARRYOVER       carryovers at May 31, 2003, the Fund's most recently
                    completed fiscal year end, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

                                    CAPITAL LOSS
                                      CARRYOVER     EXPIRATION
                                    ------------    ----------
                                    $ 34,420,675       2004
                                         871,623       2005
                                          69,740       2008
                                    ------------
                                    $ 35,362,038
                                    ============

(6) PROPOSED        A combined proxy statement/registration statement, last
    REORGANIZATION  amended on April 22, 2003, has been filed with the
                    Securities and Exchange Commission ("SEC") in which it is proposed that the Fund, along with American Strategic Income
                    Portfolio Inc. ("ASP"), American Strategic Income Portfolio
                    Inc. II ("BSP"), and American Select Portfolio Inc. ("SLA"), reorganize into First American Strategic Real Estate
                    Portfolio Inc., a specialty real estate finance company that would elect to be taxed as a real estate investment trust
                    ("REIT"). Shareholders of the Fund, ASP, BSP, and SLA who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares in First American Strategic Income
                    Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions and strategies substantially similar to those of the Fund, ASP, BSP, and SLA. This transaction is subject to review by the SEC, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

(7) FINANCIAL       Per-share data for a share of capital stock outstanding
    HIGHLIGHTS      throughout each period and selected information for each
                    period are as follows:

AMERICAN STRATEGIC INCOME PORTFOLIO III

                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED MAY 31,
                                                    11/30/03        --------------------------------------------------------------
                                                   (UNAUDITED)         2003         2002         2001         2000         1999
                                                   -----------      ----------   ----------   ----------   ----------   ----------
PER-SHARE DATA
Net asset value, beginning of period                $    12.52      $    12.55   $    12.37   $    11.67   $    12.25   $    12.46
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Operations:
  Net investment income                                   0.56            1.07         1.08         1.02         1.00         1.05
  Net realized and unrealized gains (losses) on
    investments                                           0.01           (0.05)        0.15         0.70        (0.53)       (0.24)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
    Total from operations                                 0.57            1.02         1.23         1.72         0.47         0.81
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Distributions to shareholders:
  From net investment income                             (0.53)          (1.05)       (1.05)       (1.02)       (1.05)       (1.02)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    12.56      $    12.52   $    12.55   $    12.37   $    11.67   $    12.25
                                                    ==========      ==========   ==========   ==========   ==========   ==========
Market value, end of period                         $    13.15      $    12.67   $    12.43   $    11.88   $    10.56   $    11.88
                                                    ==========      ==========   ==========   ==========   ==========   ==========
SELECTED INFORMATION
Total return, net asset value (a)                         4.60%           8.44%       10.29%       15.28%        3.99%        6.61%
Total return, market value (b)                            8.17%          11.01%       14.04%       23.05%       (2.20)%      13.80%
Net assets at end of period (in millions)           $      268      $      267   $      268   $      264   $      249   $      292
Ratio of expenses to average weekly net assets
  including interest expense                              1.70%(d)        2.85%        2.30%        3.43%        3.55%        3.39%
Ratio of expenses to average weekly net assets
  excluding interest expense                              1.19%(d)        1.71%        1.15%        1.16%        1.21%        1.19%
Ratio of net investment income to average weekly
  net assets                                              8.86%(d)        8.55%        8.68%        8.44%        8.30%        8.39%
Portfolio turnover rate (excluding short-term
  securities)                                               24%             20%          42%          23%          28%          44%
Amount of borrowings outstanding at end of period
  (in millions)                                     $       79      $       63   $       99   $       72   $       76   $      132
Per-share amount of borrowings outstanding at end
  of period                                         $     3.72      $     2.93   $     4.66   $     3.39   $     3.54   $     5.53
Per-share amount of net assets, excluding
  borrowings, at end of period                      $    16.28      $    15.45   $    17.21   $    15.76   $    15.21   $    17.78
Asset coverage ratio (c)                                   438%            527%         369%         465%         430%         322%

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(d)  ANNUALIZED.

SCHEDULE OF INVESTMENTS (Unaudited)

AMERICAN STRATEGIC INCOME PORTFOLIO III                        November 30, 2003

                                             DATE           PAR
DESCRIPTION OF SECURITY                    ACQUIRED        VALUE                 COST           VALUE (a)
----------------------------------------   --------   ---------------      ---------------   ---------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO NET ASSETS)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (b) (9.0%):
     FIXED RATE (9.0%):
         FHLMC, 5.50%, 1/1/18                         $     9,849,137      $    10,184,327   $    10,166,181
         FHLMC, 9.00%, 7/1/30                               1,477,579            1,517,346         1,601,785
         FNMA, 6.00%, 10/1/16                               1,048,006            1,054,373         1,095,397
         FNMA, 5.50%, 2/1/17                                1,454,268            1,450,402         1,505,618
         FNMA, 5.50%, 6/1/17                                1,029,204            1,034,921         1,062,015
         FNMA, 5.00%, 9/1/17                                1,249,426            1,253,104         1,269,342
         FNMA, 5.00%, 11/1/17                               2,210,057            2,223,002         2,245,285
         FNMA, 6.50%, 6/1/29                                2,827,183            2,807,601         2,954,406
         FNMA, 7.50%, 4/1/30                                  586,263              566,187           626,386
         FNMA, 7.50%, 5/1/30                                  615,970              594,918           658,127
         FNMA, 8.00%, 5/1/30                                  224,939              222,049           242,934
         FNMA, 8.00%, 6/1/30                                  685,572              676,762           740,417
                                                                           ---------------   ---------------
         Total U.S. Government
           Agency Mortgage-Backed
           Securities                                                           23,584,992        24,167,894
                                                                           ---------------   ---------------

PRIVATE MORTGAGE-BACKED SECURITY (e) (0.0%):
   FIXED RATE (0.0%):
      First Gibralter, Series 1992-MM,
         Class B, 8.79%, 10/25/21          07/30/93           414,969              194,799                --
                                                                           ---------------   ---------------

WHOLE LOANS AND PARTICIPATION MORTGAGES (c,d,e) (119.1%):
   COMMERCIAL LOANS (24.0%):
      1200 Washington,
         9.65%, 12/1/05                    11/21/00         2,856,521            2,856,521         2,942,217
      4295/4299 San Felipe
         Associates LP,
         9.33%, 8/1/06                     11/01/02         5,118,877            5,118,877         5,272,444
      Academy Spectrum,
         7.98%, 5/1/09                     12/18/02         5,216,830(b)         5,216,830         5,477,672
      Brookhollow West and
         Northwest Technical Center,
         8.11%, 1/1/04                     11/01/01         2,375,603(b)         2,375,603         2,375,603

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

                                             DATE           PAR                                  MARKET
DESCRIPTION OF SECURITY                    ACQUIRED        VALUE                 COST           VALUE (a)
----------------------------------------   --------   ---------------      ---------------   ---------------
      CUBB Properties
         Mobile Home Park,
         8.03%, 11/1/07                    11/04/97   $     2,495,472      $     2,495,472   $     2,620,246
      Duncan Office Building,
         7.88%, 6/1/08                     05/19/98           646,829              646,830           679,171
      France Avenue
         Business Park II,
         7.40%, 10/1/12                    09/12/02         4,559,836(b)         4,559,836         4,787,828
      Holiday Village
         Shopping Center,
         7.15%, 11/1/07                    11/12/02         4,839,106(b)         4,839,106         5,081,062
      Indian Street Shoppes,
         7.88%, 2/1/09                     01/27/99         2,193,414(b)         2,193,414         2,303,084
      Jackson Street Warehouse,
         8.53%, 7/1/07                     06/30/98         2,824,767(b)         2,824,767         2,937,758
      Jefferson Office Building,
         7.38%, 12/1/13                    11/05/98           903,119              903,119           948,275
      Kimball Professional
         Office Building,
         7.88%, 7/1/08                     07/02/98         2,153,564(b)         2,153,564         2,261,242
      Lake Pointe
         Corporate Center,
         8.57%, 7/1/07                     07/07/97         3,581,258(b)         3,581,258         3,724,509
      LAX Air Freight Center,
         7.90%, 1/1/08                     12/29/97         3,136,820(b)         3,136,820         3,293,661
      NCGR Office Building,
         8.65%, 2/1/06                     01/08/01         4,222,920(b)         4,222,920         4,349,608
      North Austin
         Business Center,
         9.05%, 5/1/07                     04/10/97         2,814,059(b)         2,814,059         2,926,621
      Pacific Shores
         Mobile Home Park II,
         11.00%, 10/1/06                   09/27/96           569,270              566,424           597,734
      Pilot Knob Service Center,
         8.95%, 7/1/07                     06/20/97         1,387,626(b)         1,387,626         1,443,131
      PMG Plaza,
         8.95%, 4/1/04                     03/20/97         2,352,860(b)         2,352,860         2,352,860
      Rockwall Technology
         Building I,
         7.40%, 11/1/06                    10/16/02         3,800,000(b)         3,800,000         3,914,000
      Rockwall Technology
         Building II,
         9.58%, 11/1/06                    10/16/02         1,100,000            1,100,000           919,987

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

                                             DATE           PAR                                  MARKET
DESCRIPTION OF SECURITY                    ACQUIRED        VALUE                 COST           VALUE (a)
----------------------------------------   --------   ---------------      ---------------   ---------------
      Shoppes at Jonathan's
         Landing,
         7.95%, 5/1/10                     04/12/00   $     2,903,702(b)   $     2,903,702   $     3,048,887
                                                                           ---------------   ---------------
                                                                                62,049,608        64,257,597
                                                                           ---------------   ---------------
   MULTIFAMILY LOANS (94.7%):
      2600 Van Ness I,
         5.40%, 10/1/06                    09/03/03         4,670,000            4,670,000         4,763,400
      2600 Van Ness II,
         13.38%, 10/1/06                   09/03/03           250,000              250,000           255,000
      2975 Van Ness I,
         5.40%, 10/1/06                    09/03/03         3,080,000            3,080,000         3,141,600
      2975 Van Ness II,
         13.38%, 10/1/06                   09/03/03           200,000              200,000           204,000
      411 15th Avenue I,
         5.38%, 10/1/06                    09/03/03         2,345,000            2,345,000         2,391,900
      411 15th Avenue II,
         13.38%, 10/1/06                   09/03/03           150,000              150,000           152,775
      50 Joice I,
         5.38%, 10/1/06                    09/03/03         1,825,000            1,825,000         1,861,500
      50 Joice II,
         13.38%, 10/1/06                   09/03/03           125,000              125,000           127,313
      655 Stockton I,
         5.40%, 10/1/06                    09/03/03         3,965,000            3,965,000         4,044,300
      655 Stockton II,
         13.38%, 10/1/06                   09/03/03           275,000              275,000           280,088
      676 Geary I,
         5.43%, 10/1/06                    09/03/03         6,050,000            6,050,000         6,171,000
      676 Geary II,
         13.38%, 10/1/06                   09/03/03           350,000              350,000           356,476
      691 O'Farrell I,
         5.40%, 10/1/06                    09/03/03         4,175,000            4,175,000         4,258,500
      691 O'Farrell II,
         13.38%, 10/1/06                   09/03/03           300,000              300,000           303,744
      709 Geary I,
         5.40%, 10/1/06                    09/03/03         4,870,000            4,870,000         4,967,400
      709 Geary II,
         13.38%, 10/1/06                   09/03/03           350,000              350,000           354,368
      755 O'Farrell I,
         5.40%, 10/1/06                    09/03/03         3,225,000            3,225,000         3,289,500
      755 O'Farrell II,
         13.38%, 10/1/06                   09/03/03           300,000              300,000           305,551

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

                                             DATE           PAR                                  MARKET
DESCRIPTION OF SECURITY                    ACQUIRED        VALUE                 COST           VALUE (a)
----------------------------------------   --------   ---------------      ---------------   ---------------
      840 California I,
         5.40%, 10/1/06                    09/03/03   $     4,300,000      $     4,300,000   $     4,386,000
      840 California II,
         13.38%, 10/1/06                   09/03/03           250,000              250,000           254,626
      845 California I,
         5.43%, 10/1/06                    09/03/03         7,600,000            7,600,000         7,752,000
      845 California II,
         13.38%, 10/1/06                   09/03/03           525,000              525,000           534,714
      Ambassador House
         Apartments,
         8.10%, 2/1/10                     01/05/00         3,381,676(b)         3,381,676         3,550,760
      Barclay Square Apartments,
         5.43%, 12/31/04                   08/21/01         8,800,000(b)         8,800,000         8,888,000
      Barclay Square Apartments II,
         5.38%, 12/31/04                   06/11/03           600,000              600,000           600,000
      Bellewood Apartments,
         9.13%, 12/1/05                    06/13/01         1,975,128            1,975,128         1,898,063
      Brays Village Apartments,
         9.88%, 4/1/05                     03/15/02         1,394,000            1,394,000         1,364,391
      Clearwater Creek Apartments,
         9.93%, 3/1/08                     02/18/03         8,920,000            8,920,000         8,920,000
      Concorde Apartments,
         6.28%, 5/1/10                     04/30/03         4,900,000(b)         4,900,000         5,145,000
      Country Place Village I,
         6.93%, 3/1/05                     02/06/02        10,300,000(b)        10,300,000        10,506,000
      Country Place Village II,
         9.88%, 3/1/05                     02/06/02         2,300,000            2,300,000         2,004,738
      Country Villa Apartments,
         6.90%, 9/1/13                     08/29/03         2,596,230            2,596,230         2,726,042
      Geneva Village Apartments,
         9.38%, 11/1/04                    10/14/94           825,671              822,628           842,184
      Grand Courtyard Apartment I,
         7.18%, 1/1/04                     10/15/01        19,125,000           19,125,000        19,125,000
      Grand Courtyard Apartment II,
         9.90%, 1/1/04                     10/15/01         4,666,500            4,666,500         3,266,550
      Granite Lake Apartments I,
         6.68%, 5/1/05                     04/26/02        12,450,000           12,450,000        12,699,000
      Granite Lake Apartments II,
         11.88%, 5/1/05                    04/26/02           778,000              778,000           698,167
      Hartford Apartments,
         14.88%, 6/1/05                    06/24/02         2,290,000            2,290,000         2,312,118
      Hidden Ridge I,
         5.43%, 8/1/06                     07/23/03        13,768,000(b)        13,768,000        14,181,040

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

                                             DATE           PAR                                  MARKET
DESCRIPTION OF SECURITY                    ACQUIRED        VALUE                 COST           VALUE (a)
----------------------------------------   --------   ---------------      ---------------   ---------------
      Hidden Ridge II,
         9.90%, 8/1/06                     07/23/03   $     2,753,000      $     2,753,000   $     2,350,306
      Maple Village Apartments,
         9.38%, 11/1/04                    10/14/94           862,822              859,593           880,078
      Meadowview Apartments,
         9.38%, 11/1/04                    10/14/94           612,255              610,279           624,500
      Meridian,
         8.93%, 9/1/04                     08/22/01        13,451,300           13,451,300        13,451,300
      Meridian Pointe Apartments,
         8.73%, 2/1/12                     03/07/97         1,127,846            1,127,846         1,184,238
      Mirror Woods Apartments,
         5.58%, 8/1/06                     07/30/03         8,004,000(b)         8,004,000         8,244,120
      Northaven Terrace Apartments,
         7.43%, 6/1/07                     05/07/02         6,771,030(b)         6,771,030         7,109,581
      Park Woods Apartments,
         19.88%, 3/1/05                    02/05/02         1,300,000            1,300,000         1,326,000
      Parkway Village Apartments,
         9.38%, 11/1/04                    10/14/94           594,261              592,375           606,146
      Riverbend Village Apartments,
         5.58%, 8/1/06                     07/30/03         8,800,000(b)         8,800,000         9,064,000
      Riverbrook Apartments I,
         8.55%, 3/1/10                     03/01/00         2,948,908(b)         2,948,909         3,096,354
      Riverbrook Apartments II,
         10.88%, 3/1/10                    02/13/01           317,372              317,372           333,241
      Rose Park Apartments,
         9.38%, 11/1/04                    10/14/94           352,101              351,032           359,143
      Shelter Island Apartments,
         7.63%, 12/1/08                    11/04/98        12,771,438(b)        12,771,438        13,410,010
      Southlake Villa Apartments,
         9.38%, 11/1/04                    10/14/94           216,825              215,994           221,161
      The Colony Apartments,
         5.58%, 8/1/06                     07/30/03         9,296,000(b)         9,296,000         9,574,880
      Tulsa Apartment Portfolio I,
         9.93%, 3/1/07                     02/27/03         6,790,000            6,790,000         7,061,600
      Tulsa Apartment Portfolio II,
         0.00%, 3/1/07                     02/27/03         6,130,000            6,130,000         5,568,319
      Valley Manor Apartments,
         8.35%, 11/1/05                    07/14/98         3,460,773(b)         3,460,773         3,564,596
      Warwick West Apartments II,
         9.90%, 7/1/04                     06/27/01         2,856,000            2,856,000         2,701,465
      Westchase Apartments,
         5.68%, 8/1/06                     08/12/03         6,700,000            6,700,000         6,901,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

                                             DATE        PAR VALUE/
DESCRIPTION OF SECURITY                    ACQUIRED        SHARES                COST           VALUE (a)
----------------------------------------   --------   ---------------      ---------------   ---------------
      WesTree Apartments,
         8.90%, 11/1/10                    10/12/00   $     4,712,517(b)   $     4,712,517   $     4,948,143
      Willamette Oaks,
         9.15%, 12/1/05                    06/13/01         2,567,667            2,567,667         2,582,220
                                                                           ---------------   ---------------
                                                                               251,634,287       254,045,208
                                                                           ---------------   ---------------
   SINGLE FAMILY LOANS (0.4%):
      Arbor,
         9.27%, 8/16/17                    02/16/96         1,010,152            1,012,472         1,010,152
                                                                           ---------------   ---------------

         Total Whole Loans and
           Participation Mortgages                                             314,696,367       319,312,957
                                                                           ---------------   ---------------

PREFERRED STOCKS (0.1%):
   REAL ESTATE INVESTMENT TRUSTS (0.1%):
      Archstone Community Trust,
         Series D                          04/23/01             3,525               91,862            92,355
      Duke Realty Investments,
         Series E                          04/30/01               625               15,506            15,988
                                                                           ---------------   ---------------

         Total Preferred Stocks                                                    107,368           108,343
                                                                           ---------------   ---------------

RELATED PARTY MONEY MARKET FUND (f) (0.9%):
      First American Prime
         Obligations Fund                                   2,418,775            2,418,775         2,418,775
                                                                           ---------------   ---------------

         Total Investments in
           Securities (g) (129.1%):                                        $   341,002,301   $   346,007,969
                                                                           ===============   ===============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.
(b) ON NOVEMBER 30, 2003, SECURITIES VALUED AT $175,727,904 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENTS:

                                                                     NAME OF
                                                                      BROKER
                ACQUISITION                           ACCRUED    AND DESCRIPTION
    AMOUNT         DATE        RATE         DUE      INTEREST     OF COLLATERAL
-------------   -----------   ------      --------   ---------   ---------------
$  22,293,496     11/10/03     1.11%*     12/10/03   $  14,435         (1)
   57,000,000      11/3/03     2.00%**     12/1/03      88,445         (2)
-------------                                        ---------
$  79,293,496                                        $ 102,880
=============                                        =========

*RATE IS A NEGOTIATED FIXED RATE.
**INTEREST RATE AS OF NOVEMBER 30, 2003. RATES ARE BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR) AND RESET MONTHLY.

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
        (1)  MORGAN STANLEY:
             FHLMC, 5.50%, 1/1/18, $9,849,137 PAR
             FHLMC, 9.00%, 7/1/30, $1,477,579 PAR
             FNMA, 6.00%, 10/1/16, $1,048,006 PAR
             FNMA, 5.50%, 2/1/17, $1,454,268 PAR
             FNMA, 5.50%, 6/1/17, $1,029,204 PAR
             FNMA, 5.00%, 9/1/17, $1,249,426 PAR
             FNMA, 5.00%, 11/1/17, $2,210,057 PAR
             FNMA, 6.50%, 6/1/29, $2,827,183 PAR
             FNMA, 7.50%, 4/1/30, $586,263 PAR
             FNMA, 7.50%, 5/1/30, $615,970 PAR
             FNMA, 8.00%, 5/1/30, $224,939 PAR
             FNMA, 8.00%, 6/1/30, $685,572 PAR
        (2)  MORGAN STANLEY:
             ACADEMY SPECTRUM, 7.98%, 5/1/09, $5,216,830 PAR
             AMBASSADOR HOUSE APARTMENTS, 8.10%, 2/1/10, $3,381,676 PAR
             BARCLAY SQUARE APARTMENTS, 5.43%, 12/31/04, $8,800,000 PAR BROOKHOLLOW WEST AND NORTHWEST TECHNICAL CENTER, 8.11%, 1/1/04,
               $2,375,603 PAR
             CONCORDE APARTMENTS, 6.28%, 5/1/10, $4,900,000 PAR
             COUNTRY PLACE VILLAGE I, 6.93%, 3/1/05, $10,300,000 PAR
             FRANCE AVENUE BUSINESS PARK II, 7.40%, 10/1/12, $4,559,836 PAR HIDDEN RIDGE I, 5.43%, 8/1/06, $13,768,000 PAR
             HOLIDAY VILLAGE SHOPPING CENTER, 7.15%, 11/1/07, $4,839,106 PAR INDIAN STREET SHOPPES, 7.88%, 2/1/09, $2,193,414 PAR
             JACKSON STREET WAREHOUSE, 8.53%, 7/1/07, $2,824,767 PAR
             KIMBALL PROFESSIONAL OFFICE BUILDING, 7.88%, 7/1/08, $2,153,564 PAR LAKE POINTE CORPORATE CENTER, 8.57%, 7/1/07, $3,581,258 PAR
             LAX AIR FREIGHT CENTER, 7.90%, 1/1/08, $3,136,820 PAR
             MIRROR WOODS APARTMENTS, 5.58%, 8/1/06, $8,004,000 PAR
             NCGR OFFICE BUILDING, 8.65%, 2/1/06, $4,222,920 PAR
             NORTH AUSTIN BUSINESS CENTER, 9.05%, 5/1/07, $2,814,059 PAR NORTHAVEN TERRACE APARTMENTS, 7.43%, 6/1/07, $6,771,030 PAR
             PILOT KNOB SERVICE CENTER, 8.95%, 7/1/07, $1,387,626 PAR
             PMG PLAZA, 8.95%, 4/1/04, $2,352,860 PAR
             RIVERBEND VILLAGE APARTMENTS, 5.58%, 8/1/06, $8,800,000 PAR RIVERBROOK APARTMENTS I, 8.55%, 3/1/10, $2,948,908 PAR
             ROCKWALL TECHNOLOGY BUILDING I, 7.40%, 11/1/06, $3,800,000 PAR SHELTER ISLAND APARTMENTS, 7.63%, 12/1/08, $12,771,438 PAR
             SHOPPES AT JONATHAN'S LANDING, 7.95%, 5/1/10, $2,903,702 PAR
             THE COLONY APARTMENTS, 5.58%, 8/1/06, $9,296,000 PAR
             VALLEY MANOR APARTMENTS, 8.35%, 11/1/05, $3,460,773 PAR
             WESTREE APARTMENTS, 8.90%, 11/1/10, $4,712,517 PAR

     THE FUND HAS ENTERED INTO A LENDING COMMITMENT WITH MORGAN STANLEY. THE AGREEMENT PERMITS THE FUND TO ENTER INTO REVERSE REPURCHASE AGREEMENTS UP TO $60,000,000 USING WHOLE LOANS AS COLLATERAL. THE FUND PAYS A FEE OF 0.15% TO MORGAN STANLEY ON ANY UNUSED PORTION OF THE $60,000,000 LENDING COMMITMENT.

(c) INTEREST RATES ON COMMERCIAL AND MULTIFAMILY LOANS ARE THE RATES IN EFFECT NOVEMBER 30, 2003. INTEREST RATES AND MATURITY DATES DISCLOSED ON SINGLE FAMILY LOANS REPRESENT THE WEIGHTED AVERAGE COUPON AND WEIGHTED AVERAGE MATURITY FOR THE UNDERLYING MORTGAGE LOANS AS OF NOVEMBER 30, 2003.
(d) COMMERCIAL AND MULTIFAMILY LOANS ARE DESCRIBED BY THE NAME OF THE MORTGAGED PROPERTY. POOLS OF SINGLE FAMILY LOANS ARE DESCRIBED BY THE NAME OF THE INSTITUTION FROM WHICH THE LOANS WERE PURCHASED. THE GEOGRAPHICAL LOCATION OF THE MORTGAGED PROPERTIES AND, IN THE CASE OF SINGLE FAMILY, THE NUMBER OF LOANS, IS PRESENTED BELOW.

COMMERCIAL LOANS:
        1200 WASHINGTON - MINNEAPOLIS, MN
        4295/4299 SAN FELIPE ASSOCIATES LP - HOUSTON, TX
        ACADEMY SPECTRUM - COLORADO SPRINGS, CO
        BROOKHOLLOW WEST AND NORTHWEST TECHNICAL CENTER - HOUSTON, TX CUBB PROPERTIES MOBILE HOME PARK - NEW YORK, NY
        DUNCAN OFFICE BUILDING - OLYMPIA, WA
        FRANCE AVENUE BUSINESS PARK II - BROOKLYN PARK, MN
        HOLIDAY VILLAGE SHOPPING CENTER - PARK CITY, UT
        INDIAN STREET SHOPPES - STUART, FL
        JACKSON STREET WAREHOUSE - PHOENIX, AZ
        JEFFERSON OFFICE BUILDING - OLYMPIA, WA
        KIMBALL PROFESSIONAL OFFICE BUILDING - GIG HARBOR, WA
        LAKE POINTE CORPORATE CENTER - MINNEAPOLIS, MN
        LAX AIR FREIGHT CENTER - INGLEWOOD, CA
        NCGR OFFICE BUILDING - SANTA FE, NM
        NORTH AUSTIN BUSINESS CENTER - AUSTIN, TX
        PACIFIC SHORES MOBILE HOME PARK II - NEWPORT, OR
        PILOT KNOB SERVICE CENTER - MENDOTA HEIGHTS, MN
        PMG PLAZA - FORT LAUDERDALE, FL
        ROCKWALL TECHNOLOGY BUILDING I - ROCKWALL, TX
        ROCKWALL TECHNOLOGY BUILDING II - ROCKWALL, TX
        SHOPPES AT JONATHAN'S LANDING - JUPITER, FL

MULTIFAMILY LOANS:
        2600 VAN NESS I - SAN FRANCISCO, CA
        2600 VAN NESS II - SAN FRANCISCO, CA
        2975 VAN NESS I - SAN FRANCISCO, CA
        2975 VAN NESS II - SAN FRANCISCO, CA
        411 15TH AVENUE I - SAN FRANCISCO, CA
        411 15TH AVENUE II - SAN FRANCISCO, CA
        50 JOICE I - SAN FRANCISCO, CA
        50 JOICE II - SAN FRANCISCO, CA
        655 STOCKTON I - SAN FRANCISCO, CA
        655 STOCKTON II - SAN FRANCISCO, CA
        676 GEARY I - SAN FRANCISCO, CA
        676 GEARY II - SAN FRANCISCO, CA
        691 O'FARRELL I - SAN FRANCISCO, CA
        691 O'FARRELL II - SAN FRANCISCO, CA
        709 GEARY I - SAN FRANCISCO, CA
        709 GEARY II - SAN FRANCISCO, CA
        755 O'FARRELL I - SAN FRANCISCO, CA
        755 O'FARRELL II - SAN FRANCISCO, CA
        840 CALIFORNIA I - SAN FRANCISCO, CA
        840 CALIFORNIA II - SAN FRANCISCO, CA
        845 CALIFORNIA I - SAN FRANCISCO, CA

        845 CALIFORNIA II - SAN FRANCISCO, CA
        AMBASSADOR HOUSE APARTMENTS - OKLAHOMA CITY, OK
        BARCLAY SQUARE APARTMENTS - HOUSTON, TX
        BARCLAY SQUARE APARTMENTS II - HOUSTON, TX
        BELLEWOOD APARTMENTS - ISSAQUAH, WA
        BRAYS VILLAGE APARTMENTS - HOUSTON, TX
        CLEARWATER CREEK APARTMENTS -- RICHARDSON, TX
        CONCORDE APARTMENTS - CHATTANOOGA, TN
        COUNTRY PLACE VILLAGE I - CLEARWATER, FL
        COUNTRY PLACE VILLAGE II - CLEARWATER, FL
        COUNTRY VILLA APARTMENTS - WEST LAFAYETTE, IN
        GENEVA VILLAGE APARTMENTS - WEST JORDAN, UT
        GRAND COURTYARD APARTMENTS I - GRAND PRAIRIE, TX
        GRAND COURTYARD APARTMENTS II - GRAND PRAIRIE, TX
        GRANITE LAKE APARTMENTS I - FULLERTON, CA
        GRANITE LAKE APARTMENTS II - FULLERTON, CA
        HARTFORD APARTMENTS - ATLANTA, GA
        HIDDEN RIDGE I - IRVING, TX
        HIDDEN RIDGE II - IRVING, TX
        MAPLE VILLAGE APARTMENTS - AMERICAN FORK, UT
        MEADOWVIEW APARTMENTS - WEST JORDAN, UT
        MERIDIAN - PHOENIX, AZ
        MERIDIAN POINTE APARTMENTS - KALISPELL, MT
        MIRROR WOODS APARTMENTS - FEDERAL WAY, WA
        NORTHAVEN TERRACE APARTMENTS - DALLAS, TX
        PARK WOODS APARTMENTS - DALLAS, TX
        PARKWAY VILLAGE APARTMENTS - WEST JORDAN, UT
        RIVERBEND VILLAGE APARTMENTS - LAS VEGAS, NV
        RIVERBROOK APARTMENTS I - TAMPA, FL
        RIVERBROOK APARTMENTS II - TAMPA, FL
        ROSE PARK APARTMENTS - VERNAL, UT
        SHELTER ISLAND APARTMENTS - LAS VEGAS, NV
        SOUTHLAKE VILLA APARTMENTS - SALT LAKE CITY, UT
        THE COLONY APARTMENTS - FEDERAL WAY, WA
        TULSA APARTMENT PORTFOLIO I - TULSA, OK
        TULSA APARTMENT PORTFOLIO II - TULSA, OK
        VALLEY MANOR APARTMENTS - HASTINGS, MN
        WARWICK WEST APARTMENTS II - OKLAHOMA CITY, OK
        WESTCHASE APARTMENTS - AUSTELL, GA
        WESTREE APARTMENTS - COLORADO SPRINGS, CO
        WILLAMETTE OAKS - EUGENE, OR

SINGLE FAMILY LOANS:
        ARBOR - 13 LOANS, NEW YORK

(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID AND ARE VALUED AT FAIR VALUE. THESE SECURITIES ARE FAIR VALUED IN ACCORDANCE WITH THE BOARD APPROVED VALUATION PROCEDURES. ON NOVEMBER 30, 2003, THE TOTAL MARKET VALUE OF FAIR VALUED SECURITIES WAS $319,312,957 OR 119.1% OF NET ASSETS. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(g) ON NOVEMBER 30, 2003, THE COST OF INVESTMENTS IN SECURITIES WAS $341,002,301. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES, BASED ON THIS COST WERE AS FOLLOWS:

     GROSS UNREALIZED APPRECIATION      $   8,401,575
     GROSS UNREALIZED DEPRECIATION         (3,395,907)
                                        -------------
         NET UNREALIZED APPRECIATION    $   5,005,668
                                        =============

ABBREVIATIONS:
     FHLMC-FEDERAL HOME LOAN MORTGAGE CORPORATION
     FNMA-FEDERAL NATIONAL MORTGAGE ASSOCIATION

SHAREHOLDER UPDATE (Unaudited)

                    ANNUAL MEETING RESULTS
                    An annual meeting of the Fund's shareholders was held on October 28, 2003. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                    (1) The Fund's shareholders elected the following nine
                        directors:

                                                  SHARES      SHARES WITHHOLDING
                                                VOTED "FOR"    AUTHORITY TO VOTE
                                                -----------   ------------------
                    Benjamin R. Field III        19,794,823         244,097
                    Mickey P. Foret              19,791,556         247,364
                    Robert A. Gibson             19,794,031         244,889
                    Victoria J. Herget           19,797,774         241,146
                    Leonard W. Kedrowski         19,795,217         243,703
                    Richard K. Riederer          19,796,583         242,337
                    Joseph D. Strauss            19,797,439         241,481
                    Virginia L. Stringer         19,795,953         242,967
                    James M. Wade                19,796,341         242,579

                    (2) The Fund's shareholders ratified the selection by the
                        Fund's board of directors of Ernst & Young as the independent public accountants for the Fund for the fiscal year ending May 31, 2004. The following votes were cast regarding this matter:

                      SHARES           SHARES                        BROKER
                    VOTED "FOR"   VOTED "AGAINST"   ABSTENTIONS    NON-VOTES
                    -----------   ---------------   -----------    ---------
                    19,514,286        374,887         149,746          --

                    HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY
                    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; and (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http:/www.sec.gov.

BOARD OF DIRECTORS

VIRGINIA STRINGER
Chairperson of American Strategic Income Portfolio Inc. III
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III
Director of American Strategic Income Portfolio Inc. III
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

MICKEY FORET
Director of American Strategic Income Portfolio Inc. III
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of American Strategic Income Portfolio Inc. III
Vice President, Cargo-United Airlines

VICTORIA HERGET
Director of American Strategic Income Portfolio Inc. III
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of American Strategic Income Portfolio Inc. III
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of American Strategic Income Portfolio Inc. III
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of American Strategic Income Portfolio Inc. III
Owner and President of Strauss Management Company

JAMES WADE
Director of American Strategic Income Portfolio Inc. III
Owner and President of Jim Wade Homes

AMERICAN STRATEGIC INCOME PORTFOLIO INC. III'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN (TM) LOGO]

AMERICAN STRATEGIC INCOME PORTFOLIO INC. III
2003 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.



[RECYCLED SYMBOL]

This document is printed on paper containing 10% postconsumer waste.

1/2004 0313-03 CSP-SAR

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE: Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

RESPONSE: Not applicable to semi-annual report.

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item.

          Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable to semi-annual report.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

    RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:   /s/ Thomas S. Schreier, Jr.
     ------------------------------
     Thomas S. Schreier, Jr.
     President

Date: February 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas S. Schreier, Jr.
     ------------------------------
     Thomas S. Schreier, Jr.
     President

Date: February 5, 2004

By:   /s/ Joseph M. Ulrey III
     ------------------------------
     Joseph M. Ulrey III
     Treasurer

Date: February 5, 2004